Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss for the year	$ (2,158,065)	$ (7,718,882)	$ (1,579,274)
Items not affecting cash:
Amortization	139,694	58,146	14,266
Fair value adjustment on derivative warrant liability	(3,641,403)	(3,396,137)	(2,636,391)
Fair value of finders' warrants allocated to derivative liability		138,005
Share-based payments	120,984	487,940	396,423
Unrealized foreign exchange (gain) loss	(13,634)	(6,391)	28,258
Shares issued for services			59,092
Changes in non-cash operating assets and liabilities:
Accounts receivable	21,041	(41,098)	(29,383)
Prepaid expenses	142,654	622,595	(794,713)
Accounts payable and accrued liabilities	(1,194,436)	892,265	(259,323)
Cash flows from (used in) operating activities	(6,583,165)	(8,963,557)	(4,801,045)
Investing activities
Acquisition of intangible assets	(42,052)	(26,005)	(31,807)
Acquisition of equipment	(4,311)	(19,696)
Cash flows from (used in) investing activities	(46,363)	(45,701)	(31,807)
Financing activities
Pre-funded warrants and warrants exercised	296	64	1,932,183
Payment of lease obligation	(66,089)	(20,410)
Cash share issuance costs	(295,251)	(269,555)	(698,579)
Proceeds from issuance of equity instruments		4,999,640	18,072,228
Options exercised			66,502
Net cash flows from (used in) financing activities	(361,044)	4,709,739	19,372,334
Effect of foreign exchange loss (gain) on cash	4,041		195,863
(Decrease) increase in cash	(6,986,531)	(4,435,665)	14,735,345
Cash, beginning of year	10,434,196	14,869,861	134,516
Cash, end of year	$ 3,447,665	10,434,196	14,869,861
Supplemental Cash Flow and Non-Cash Investing and Financing Activities Disclosure
Recognition of derivative warrant liabilities			10,083,230
Fair value of agent's warrants		185,738
Derivative warrant liability reclassified to reserves			3,506,565
Derivative warrant liability reclassified to share capital on exercise of warrants			$ 338,689
Recognition of right-of-use asset		$ 114,588